Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 287,500,035
Previously Paid Amount	0
Total Fee Amount	39,703.75
Total Offset Amount	0
Net Fee	39,703.75
Narrative - Max Aggregate Offering Price	$ 287,500,035
Final Prospectus	true